Income Taxes - Schedule of Company’s Taxes Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Taxes Payable, Current [Abstract]
Income tax payable	$ 27,337	$ 12,058
Other tax payables	39,056	45,944
Total tax payable	$ 66,393	$ 58,002